ROPES & GRAY LLP

PRUDENTIAL TOWER

800 BOYLSTON STREET

BOSTON, MASSACHUSETTS 02199

Phone: 617-951-7000

Fax: 617-951-7050

December 9, 2014

Harsha Pulluru
Phone: 617-951-7291
Fax: 617-235-0658
harsha.pulluru@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:          Baillie Gifford Funds Registration Statement on Form N-1A (File No. 811-10145)

Ladies and Gentlemen:

Transmitted herewith by means of electronic submission on behalf of Baillie Gifford Funds (the “Trust”), a Massachusetts business trust, for filing under the Securities Act of 1933 (the “1933 Act”) is a registration statement on Form N-1A (the “Registration Statement”).  The Trust is currently registered under the Investment Company Act of 1940, and now seeks to register the shares of the following series under the 1933 Act: The International Equity Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Emerging Markets Bond Fund, The Global Alpha Equity Fund, The Long Term Global Growth Equity Fund, and The North American Equity Fund. Note that this registration statement does not include the Trust's The International Choice Fund series.

Additional information regarding the Trust, as well as the remaining exhibits to the Registration Statement, will be filed by amendment.

Please direct any questions or comments on the enclosed to the attention of the undersigned at 617-951-7114.

Very truly yours,

/s/ Harsha Pulluru

Harsha Pulluru
Enclosures